Equity-based participation plans for employees (Tables)	12 Months Ended
Dec. 31, 2024
Statement [line items]
Expense related to all equity-based participation and liabilities arising from equity-based payment transactions
(USD millions)	2024	2023	2022

Expense related to equity-based participation plans	1 307	1 142	982

Liabilities arising from equity-based payment transactions	262	322	235

Schedule of unvested restricted stock units roll forward
	2024		2023

	Number of shares in millions	Weighted average fair value at grant date in USD	Number of shares in millions	Weighted average fair value at grant date in USD

Annual Incentive

– RSU	0.2	96.7	0.3	74.2

– Restricted shares	0.1	107.8	0.1	92.3

Share savings plans

– RSU	0.5	96.8	0.4	71.3

– Shares	1.3	107.8	1.0	92.3

Novartis Employee Share Purchase Plan [1]	1.0	104.9	0.9	96.2

Select North America (RSU)	3.4	100.1	4.5	73.9

Select outside North America

– RSU	1.4	100.2	1.9	73.3

– Restricted shares	0.6	107.8	0.6	92.3

Long-Term Performance Plan (PSU)	1.1	98.6	1.8	80.6

Other share awards

– RSU	0.4	96.8	0.6	75.9

[1] The Novartis Employee Share Purchase Plan (ESPP) enables employees to voluntarily purchase Novartis AG shares through payroll deductions at a 15% discount to the fair value of the Novartis AG share price at the respective ESPP grant dates. The weighted average fair value at grand date in USD in the table shows the weighted average Novartis AG share price at the respective ESPP grant dates during the year.